Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

The following table reflects goodwill activity in each of the periods presented:

	Year ended March 31,
	2017	2016
Beginning balance	$254	$262
Goodwill acquired	5,151	—
Goodwill adjustment	(9)	—
Effect of foreign exchange rates	(33)	(8)
Ending balance	$5,363	$254

Purchased intangible assets consist of the following:

	Weighted-
	Average	March 31, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$58	$1,488
Customer relationships	7	108	6	102
		$1,654	$64	$1,590

The Company recorded amortization expense of $64 thousand for the year ended March 31, 2017. Amortization relating to developed technology is recorded within cost of revenue and amortization of customer relationships is recorded within sales and marketing expenses.

Future estimated amortization expense of acquired intangibles as of March 31, 2017 is as follows:

2018	170
2019	170
2020	170
2021	170
Thereafter	910
Total	$1,590